Fair Value Measurements (Details) - Schedule of financial instruments that are measured or disclosed at fair value - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Cash equivalents	$ 165	$ 4,863	$ 35,856
Derivative liability
Warrant liability
Total	165	4,863	35,856
Level 2 [Member]
Assets:
Cash equivalents
Derivative liability
Warrant liability
Total
Level 3 [Member]
Assets:
Cash equivalents
Derivative liability		(3,488)
Warrant liability
Total		$ (3,488)	$ (4,384)